FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Borrowings on unsecured basis due to standby credit facilities	¥ 361,852	¥ 256,375
Weighted average interest rate per annum	3.40%	3.57%
Outstanding borrowings under PRC financial institutions	¥ 56,567	¥ 36,933